Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Oct. 29, 2011	Oct. 30, 2010	Jan. 29, 2011	Jan. 30, 2010
Cash flows from operating activities:
Net loss	$ (4,066)	$ (16,551)	$ (3,724)	$ (15,828)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Asset impairment			3,001	2,320
Loss on disposals of property and equipment			556
Amortization of deferred financing costs	732	1,814	2,397	1,826
Depreciation and amortization	5,839	6,595	8,909	9,766
Provision (recovery) for losses on accounts receivable	136	190	172	(94)
Share based compensation	20	81	139	38
Change in operating assets and liabilities:
Accounts receivable	(15,241)	(16,978)	4,905	3,747
Inventories	(30,978)	(52,493)	(8,607)	85,845
Prepaid expenses and other assets	(2,411)	(1,593)	591	(3,920)
Accounts payable-non affiliates	33,836	20,854	(9,228)	6,183
Accounts payable-affiliates	3,763	(15,889)	(20,490)	23,108
Accrued expenses and other liabilities and other long-term liabilities	11,676	14,678	10,296	8,048
Net cash provided by (used in) operating activities	3,306	(59,292)	(11,083)	121,039
Cash flows from investing activities:
Additions to property and equipment	(2,658)	(2,096)	(2,978)	(4,821)
Other investing activities				(1,500)
Net cash used in investing activities	(2,658)	(2,096)	(2,978)	(6,321)
Cash flows from financing activities:
Net borrowings under bank line of credit	410	62,247	17,867	(113,371)
Payments on affiliated notes payable	(373)	(480)	(640)	(640)
Principal payments under capital lease obligations	(688)	(836)	(1,033)	(924)
Payments of long-term debt and other		(30)	(159)	(159)
Deferred financing costs			(2,691)	(1,875)
Proceeds from exercise of stock options	10	2	2
Net cash (used in) provided by financing activities	(641)	60,903	13,346	(116,969)
Increase (decrease) in cash and cash equivalents	7	(485)	(715)	(2,251)
Cash and cash equivalents at beginning of period	1,236	1,951	1,951	4,202
Cash and cash equivalents at end of period	1,243	1,466	1,236	1,951
Cash paid during the period for:
Interest	1,412	2,877	3,990	8,414
Income taxes	$ 853	$ 675	$ 674	$ 195